CONDENSED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating expenses
Loss from operations	$ (3,248,689)	$ (4,773,008)
Other income (expense), net
Change in fair value of warrants and derivatives	10,956,082	14,433,236
Total other income (expense), net	3,688,936	14,494,246
TEMPO AUTOMATION INC
Revenue	9,146,000	13,354,000
Cost of revenue	8,141,000	10,696,000
Gross profit	1,005,000	2,658,000
Operating expenses
Research and development	8,317,000	6,538,000
Sales and marketing	7,363,000	6,504,000
General and administrative	9,992,000	12,098,000
Impairment loss	297,000
Total operating expenses	25,969,000	25,140,000
Loss from operations	(24,964,000)	(22,482,000)
Other income (expense), net
Interest expense	(6,902,000)	(2,069,000)
Other financing cost	(30,793,000)
Interest income	7,000	3,000
Loss on debt extinguishment	(38,939,000)
Other income (expense)	(4,000)	2,500,000
Change in fair value of warrants and derivatives	5,674,000	(2,340,000)
Change in fair value of debt	(597,000)
Total other income (expense), net	(71,554,000)	(1,906,000)
Loss before income taxes	(96,518,000)	(24,388,000)
Net loss	$ (96,518,000)	$ (24,388,000)
Basic net loss per share	$ (9.58)	$ (2.48)
Diluted net loss per share	$ (9.58)	$ (2.48)
Weighted average shares outstanding, basic	10,072,318	9,815,806
Weighted average shares outstanding, diluted	10,072,318	9,815,806